SECURITIES AVAILABLE FOR SALE (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014 Security		Dec. 31, 2013 Security
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 104,470,692		$ 117,776,982
Number of securities in an unrealized loss position	72		97
Percentage of aggregate valuation adjustment of securities in an unrealized loss position	1.71%
Number of securities in an unrealized loss position for more than twelve months	50
Percentage of unrealized loss position	2.13%
Carrying amount of securities pledged to secure deposits	66,600,000		88,180,000
Maximum percentage of holdings of securities of any one issuer, other than the U.S. Government and its agencies	10.00%		10.00%
Proceeds from sales	5,259,541		9,025,930
Gross realized gains	131,586		373,489
Gross realized losses	21,874		14,351
Tax related to net realized gains and losses	40,593		132,881
U.S. government agency obligations
Schedule of Available-for-sale Securities [Line Items]
Fair Value	25,869,606		40,915,595
Number of securities in an unrealized loss position	12
State and municipal securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value	45,573,608		38,744,869
Number of securities in an unrealized loss position	41
Mortgage-backed: residential
Schedule of Available-for-sale Securities [Line Items]
Fair Value	32,778,977		32,868,017
Number of securities in an unrealized loss position	19
Other securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value	248,501	[1]	248,501	[1]
Certificate of Deposit
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 245,000		$ 245,000

[1]	Includes a Certificate of Deposit in the amount of $245,000